Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Tax Liabilities [Abstract]
Income tax payable	$ 18,116	$ 19,682
Other tax liabilities	3,384	1,833
Income tax withholdings	1,505	843
Digital services VAT withholding	1,879	990
Current tax liabilities, current	$ 21,500	$ 21,515